Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable
Schedule of accounts receivable

	December 31, 2018	December 31, 2017
Accounts receivable	2,710	2,660
Expected credit loss	(62)	(60)
	2,648	2,600
Revenue related to the steel sector - %	85.50%	82.90%

Schedule of impairment of accounts receivables recorded in income statement

	December 31, 2018	December 31, 2017
Accounts receivable	2,710	2,660
Expected credit loss	(62)	(60)
	2,648	2,600
Revenue related to the steel sector - %	85.50%	82.90%

	Year ended December 31
	2018	2017	2016
Impairment of accounts receivable recorded in the income statement	(7)	(4)	(5)